Reclassifications From Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	$ (767)	$ (77)	$ (1,070)
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	184	0	241
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(4,441)	(3,133)	4,425
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	1,263	1,163	$ (12,479)
Total amounts reclassified from AOCI	376	45
Net unrealized gain on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	493	(29)
OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amounts reclassified from AOCI	(117)	74
Reclassification out of Accumulated Other Comprehensive Income [Member] | Net unrealized gain on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities	758	(44)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	265	(15)
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	493	(29)
Reclassification out of Accumulated Other Comprehensive Income [Member] | OTTI Losses In OCI
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount Reclassified from AOCI, OTTI Losses in OCI, Other than temporary impairments	(180)	115
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, tax	(63)	41
Amount Reclassified from AOCI, Net unrealized gain on securities, available-for-sale-securities, net	$ (117)	$ 74